FINANCIAL INCOME AND EXPENSES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income
Interest income	$ 8,370,338	$ 8,466,177	$ 9,175,522
Other interest income	2,824,037	1,195,515	942,853
Total	11,194,375	9,661,692	10,118,375
Finance expenses
Bond interest	42,178,816	41,652,154	42,096,039
Bank loan interest	5,553,485	3,990,853	8,115,445
Other interest costs	7,488,068	5,731,964	5,457,733
Total	$ 55,220,369	$ 51,374,971	$ 55,669,217